Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3],[4]	$ 207,110
Deposits	[1]	797,259	$ 750,838
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		259,027	215,836
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		17,841	21,099
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		22,032	22,765
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		82,871	83,706
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 193	$ 158

[1]	Deposits denominated in U.S. dollars amount to $259,027 (2020 – $215,836), deposits denominated in Chilean pesos amount to $17,841 (2020 – $21,099), deposits denominated in Mexican pesos amount to $22,032 (2020 – $22,765) and deposits denominated in other foreign currencies amount to $82,871 (2020 – $83,706).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
[4]	Includes $193 (2020 – $158) of non-interest bearing deposits.